Schedule of Funding Available From Operations and Other Sources (Details) - USD ($)	Nov. 30, 2021	Aug. 31, 2021	Nov. 30, 2020	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Accrued liabilities	$ 35,411,284	$ 41,897,303
Players liability account	360,372	331,528
Lease obligation	524,294	587,551	$ 527,508	$ 572,148
Long-term debt	5,628,059
Promissory notes payable	753,652	821,948
Convertible debt	2,557,504	$ 914,427
Less than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable	9,610,276
Accrued liabilities	8,568,864
Players liability account	360,372
Lease obligation	198,663
Long-term debt	69,507
Promissory notes payable	753,652
Convertible debt	2,557,505
One to two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Lease obligation	325,631
Long-term debt
Promissory notes payable
Convertible debt
Two to five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Lease obligation
Long-term debt
Promissory notes payable
Convertible debt	$ 5,628,059